Statements of Consolidated Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 592.3	$ 688.7	$ 344.9
Other comprehensive income (loss):
Foreign currency translation adjustments	(29.9)	(10.8)	(34.0)
Cash flow hedging derivative activity, net of tax	0.4	0.4	(20.5)
Pension and other postretirement benefit plans activity, net of tax	34.1	(28.5)	(3.6)
Available-for-sale securities activity, net of tax	0.4	0.3	(0.1)
Total Other Comprehensive Income (Loss)	5.0	(38.6)	(58.2)
Comprehensive Income	$ 597.3	$ 650.1	$ 286.7